UNITED STATES
	    	  SECURITIES AND EXCHANGE COMMISSION
			 Washington, DC  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here is Amendment  [  ] ; Amendment Number:
This Amendment (check only one):  [  ] is a restatement.
				  [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Sasco Capital, Inc.
Address:   10 Sasco Hill Road
           Fairfield, CT  06430

13F File Number:  28-1646

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Daniel L. Leary
Title:	Secretary
Phone:	203-254-6800
Signature, Place, and Date of Signing:

Daniel L. Leary    Fairfield, Connecticut    August 10, 2000

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.

[ ] 	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total:  $1,379,521


List of Other Included Managers:

FORM 13 F              JUNE 2000
REPORTING MANAGER:  SASCO CAPITAL, INC.

                                                           FORM 13F INFORMATION TABLE
NAME OF ISSUER         TITLE OF
                       CLASS     CUSIP   VALUE   SHARES /   SH/ INVESTMENTOTHER           VOTING AUTHORITY
                                         (x$1000  PRN AMT   PRN DISCRETION  MGR   SOLE    SHARED   NONE
AK STL HLDG CORP       COMMON  001547108 29,659  3,707,408  SH     SOLE       0 1,813,677      0 1,893,731
ALCOA INC              COMMON  013817101    211      7,288  SH     SOLE       0     7,288                0
ALLEGHANY CORP DEL     COMMON  017175100 59,308    353,024  SH     SOLE       0   176,977      0   176,047
ALLEGHENY TECHNOLOGIES COMMON  01741R102 27,902  1,550,118  SH     SOLE       0   773,500      0   776,618
AMERICAN NATL CAN GROUPCOMMON  027714104    616     36,500  SH     SOLE       0    36,500      0         0
AMERICAN STD COS INC DECOMMON  029712106 36,150    881,710  SH     SOLE       0   429,010          452,700
ATMOS ENERGY           COMMON  049560105 34,755  1,986,000  SH     SOLE       0   987,400      0   998,600
BALL CORP              COMMON  058498106 42,839  1,330,926  SH     SOLE       0   660,140      0   670,786
CITIZENS COMMUNICATION COMMON  17453B101 60,340  3,497,960  SH     SOLE       0 1,724,560      0 1,773,400
DEVON ENERGY CORP      COMMON  25179M103 43,851    780,437  SH     SOLE       0   389,381      0   391,056
EASTMAN KODAK CO       COMMON  277461109    399      6,700  SH     SOLE       0     6,700      0         0
ENGELHARD CORP         COMMON  292845104 43,946  2,575,590  SH     SOLE       0 1,275,840      0 1,299,750
F M C CORP             COM NEW 302491303 58,821  1,014,150  SH     SOLE       0   496,450          517,700
FOOTSTAR INC           COMMON  344912100 52,661  1,583,789  SH     SOLE       0   779,795      0   803,994
FORT JAMES CORP        COMMON  347471104 72,225  3,123,230  SH     SOLE       0 1,547,730      0 1,575,500
GRACE W R & CO DEL     COMMON  38388F108 40,940  3,376,500  SH     SOLE       0 1,674,600      0 1,701,900
HERCULES INC           COMMON  427056106 41,186  2,928,748  SH     SOLE       0 1,435,570      0 1,493,178
KERR MCGEE CORP        COMMON  492386107 32,380    549,399  SH     SOLE       0   270,266      0   279,133
KINDER MORGAN INC KANS COMMON  49455P101 37,155  1,075,000  SH     SOLE       0   536,300      0   538,700
NORTHEAST UTILS        COMMON  664397106 34,459  1,584,337  SH     SOLE       0   777,610      0   806,727
OCEAN ENERGY INC TEX   COMMON  67481E106 63,859  4,501,070  SH     SOLE       0 2,228,970      0 2,272,100
ONEOK INC              COMMON  682680103 27,344  1,054,210  SH     SOLE       0   524,610      0   529,600
PACTIV CORP            COMMON  695257105 41,676  5,292,250  SH     SOLE       0 2,599,450      0 2,692,800
R&B FALCON             COMMON  74912E101 23,749  1,007,920  SH     SOLE       0   503,120      0   504,800
RAYTHEON CO            CL B    755111408 40,228  2,089,750  SH     SOLE       0 1,019,450        1,070,300
STANLEY WORKS          COMMON  854616109 39,127  1,647,450  SH     SOLE       0   814,550      0   832,900
SUNOCO, INC.           COMMON  86764P109 47,682  1,619,786  SH     SOLE       0   795,636      0   824,150
TJX COS INC NEW        COMMON  872540109 36,425  1,942,640  SH     SOLE       0   944,540          998,100
TOSCO CORP             COM NEW 891490302 34,245  1,209,520  SH     SOLE       0   604,720      0   604,800
UGI CORP NEW           COMMON  902681105 35,440  1,728,780  SH     SOLE       0   840,880      0   887,900
U S INDS INC NEW       COMMON  912080108 45,295  3,735,710  SH     SOLE       0 1,851,960      0 1,883,750
VENATOR GROUP INC      COMMON  922944103 77,476  7,558,642  SH     SOLE       0 3,724,250      0 3,834,392
WASTE MANAGEMENT       COMMON  94106L109 73,304  3,858,130  SH     SOLE       0 1,914,430      0 1,943,700
WESTERN RES INC        COMMON  959425109 43,868  2,830,200  SH     SOLE       0 1,397,000      0 1,433,200